Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Net Amount At Risk
At December 31, 2021 and 2020, the Company provided variable annuity contracts with guarantees, for which the net amount at risk is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization

December 31, 2021
Return of net deposits plus a minimum return
GMDB	0-6%	$194,060	$2,124	68.7 years
GMWB - Premium only	0%	2,937	7
GMWB	0-5%*	245	8
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		14,806	93	69.8 years
GMWB - Highest anniversary only		3,919	33
GMWB		643	44
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	9,896	522	71.9 years
GMIB	0-6%	1,662	463		0.5 years
GMWB	0-8%*	181,457	4,295

				Weighted Average Attained Age	Average Period until Expected Annuitization
	Minimum Return	Account Value	Net Amount at Risk

December 31, 2020
Return of net deposits plus a minimum return
GMDB	0-6%	$170,510	$2,340	67.3 years
GMWB - Premium only	0%	2,858	12
GMWB	0-5%*	248	11
GMAB - Premium only	0%	39	—
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		13,512	86	68.3 years
GMWB - Highest anniversary only		3,459	41
GMWB		646	55
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	8,891	615	70.5 years
GMIB	0-6%	1,675	556		0.5 years
GMWB	0-8%*	159,857	5,656

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6.0%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.
Liabilities for these benefits, as established according to the methodologies described below, are as follows:

	December 31, 2021			December 31, 2020
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
Insurance benefits *	$943	$18,506	64.0 years	$940	$19,483	63.5 years
Account balance adjustments	141	N/A	N/A	134	N/A	N/A
* Amounts for the universal life benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.
Separate Account Balances
Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
	2021	2020
Fund type:
Equity	$154,368	$132,213
Bond	20,207	20,203
Balanced	43,185	39,626
Money market	1,564	1,862
Total	$219,324	$193,904

GMDB liabilities in the General Account
GMDB liabilities reflected in the general account were as follows (in millions):

	December 31,
	2021	2020
Balance as of beginning of period	$1,418	$1,283
Incurred guaranteed benefits	55	270
Paid guaranteed benefits	(103)	(135)
Balance as of end of period	$1,370	$1,418